Expense Example - iShares U.S. Fixed Income Balanced Risk Factor ETF - iShares U.S. Fixed Income Balanced Risk Factor ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	143
Expense Example, with Redemption, 10 Years	$ 328